Investments in associates - Summary of Significant Investments in Associates (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Oct. 31, 2018
Disclosure of associates [line items]
Undistributed retained earnings	$ 62	$ 58
Canadian tires financial services business [member]
Disclosure of associates [line items]
Option to sell maximum additional equity interest within the next 10 years	29.00%
Period of option to sell back equity interest after ten years	6 months
Maduro and curiels bank NV [member]
Disclosure of associates [line items]
Undistributed retained earnings	$ 62		$ 62